11. Capital Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Schedule of minimum capital lease payments
For Years Ending March 31,
2019	$170,000
2020	149,000
Total minimum lease payments	$319,000
Less: amounts representing interest	(28,000)
Present value of minimum lease payments	291,000
Less: current portion	(147,000)
Long-term portion	$144,000